ORGANIZATION AND NATURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2023
Management Commentary Explanatory [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS	ORGANIZATION AND NATURE OF THE BUSINESS
Brookfield Property Partners L.P. (“BPY” or the “partnership”) was formed as a limited partnership under the laws of Bermuda, pursuant to a limited partnership agreement dated January 3, 2013, as amended and restated on August 8, 2013. BPY is a subsidiary of Brookfield Corporation, formerly known as Brookfield Asset Management Inc. (“BAM”) (“Brookfield Corporation,” “BN,” or the “parent company”) and is the primary entity through which the parent company and its affiliates own, operate, and invest in commercial and other income producing property on a global basis.

The partnership’s sole direct investment is a 36% managing general partnership units (“GP Units”) interest in Brookfield Property L.P. (the “Operating Partnership”). The GP Units provide the partnership with the power to direct the relevant activities of the Operating Partnership.

The partnership’s limited partnership units (“BPY Units” or “LP Units”) were delisted from the Nasdaq Stock Market (“Nasdaq”) and the Toronto Stock Exchange (“TSX”) on July 26, 2021. See Note 3, Privatization of the Partnership for further information. The partnership’s 6.50% Preferred Units, Series 1, 6.375% Preferred Units, Series 2, 5.75% Preferred Units, Series 3, and Brookfield Property Preferred L.P.’s (“New LP”) 6.25% Preferred Units, Series 1 are traded on the Nasdaq under the symbols “BPYPP”, “BPYPO”, “BPYPN”, and “BPYPM” respectively. The New LP 6.25% Preferred Units, Series 1 (“New LP Preferred Units”) are also traded on the TSX under the symbol “BPYP.PR.A”.

The registered head office and principal place of business of the partnership is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.